Risk management - Maximum exposure to credit risk (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 373,148,148	[1]	$ 289,038,070	₩ 355,760,729	[1]
Financial assets at FVTPL	[2]	12,930,109			13,412,441
Financial assets at FVTOCI		36,694,111			32,145,758
Securities at amortized cost		23,996,172		18,587,275	28,268,516
Derivative assets (Designated for hedging)		26,708		$ 20,688	37,786
Off balance sheet item
Off-balance accounts		140,622,493			130,093,656
Total		587,417,741			559,718,886
Financial guarantee		3,095,091			3,661,656
Korean treasury and government agencies
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	2,297,088			2,877,685
Banks
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	21,996,558			21,571,097
Corporates
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	159,343,530			143,507,852
Consumers
Categories of financial assets
Loans and other financial assets at amortized cost	[1]	189,510,972			187,804,095
Deposits
Categories of financial assets
Financial assets at FVTPL	[2]	39,241			34,995
Debt securities
Categories of financial assets
Financial assets at FVTPL	[2]	6,307,238			4,270,532
Loans
Categories of financial assets
Financial assets at FVTPL	[2]	782,716			899,228
Derivative assets
Categories of financial assets
Financial assets at FVTPL	[2]	5,798,329			8,206,181
Others
Categories of financial assets
Financial assets at FVTPL	[2]	2,585			1,505
Debt securities at FVTOCI
Categories of financial assets
Financial assets at FVTOCI		36,694,111			32,145,758
Debt securities at amortized cost
Categories of financial assets
Securities at amortized cost		23,996,172			28,268,516
Derivative assets (Designated for hedging)
Categories of financial assets
Derivative assets (Designated for hedging)		26,708			37,786
Payment Guarantees
Off balance sheet item
Off-balance accounts	[3]	13,793,301			11,921,586
Loan commitments
Off balance sheet item
Off-balance accounts		₩ 126,829,192			₩ 118,172,070

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	As of December 31, 2022 and 2023, the financial guarantee amount of 3,095,091 million Won and 3,661,656 million Won are included, respectively.